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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

           INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS
                       PURSUANT TO SECTION 13(f) OF THE
             SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended March 31, 2007

               (Please read instructions before preparing form.)

If amended report check here: [  ]

Brian C. Broderick
----------------------------------------
Name of Institutional Investment Manager

 Hemenway & Barnes   60 State Street  Boston,         MA            02109
-------------------  --------------- ---------  --------------  --------------
 Business Address       (Street)      (City)       (State)          (Zip)


(617) 227-7940
---------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                   ATTENTION

  Intentional misstatements or omissions of facts constitute Federal Criminal
                                  Violations.
                   See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

 The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
  Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 15th day of May, 2007.

                                        Brian C. Broderick
                                        --------------------------------------
                                        (Name of Institutional Investment
                                        Manager)


                                        --------------------------------------
                                        (Manual Signature of Person Duly
                                        Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                       13F File No.: Name:                   13F File No.:
-----                       ------------- -----                   -------------
1. John M. Cornish          28-5362       6. Kurt F. Somerville     28-10379
2. Michael B. Elefante      28-06281      7.
3. Stephen W. Kidder (35)*  28-11134      8.
4. Lawrence T. Perera       28-06167      9.
5. Michael J. Puzo          28-06165      10.
--------
*   Refers to manager number on attached detail in Item 7.

AS OF MARCH 31, 2007                                   FORM 13F                    SEC FILE # BRIAN C BRODERICK\28-11136
                                                                                                      ITEM 8:
                                                                         ITEM 6:                 VOTING AUTHORITY
                                                              ITEM 5:  INVESTMENT              -------------------------
                                        ITEM 3:    ITEM 4:   SHARES OR DISCRETION
ITEM 1:                    ITEM 2:      CUSIP    FAIR MARKET PRINCIPAL -----------  ITEM 7:    (A)      (B)       (C)
NAME OF ISSUER          TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS    SOLE    SHARED     NONE
--------------          -------------- --------- ----------- --------- --- --- --- --------    ----     -------   ----
A F L A C INC           COMMON STOCK   001055102    725901      15425          XX                        11325
                                                                               XX     35                  4100

AT&T INC                COMMON STOCK   00206R102    253732       6435          XX                         5535
                                                                               XX     35                   900

ABBOTT LABS             COMMON STOCK   002824100   1315876      23582          XX                        14632
                                                                               XX     35                  8950

AMAZON NOTE CONV SUB    CONV CORPORATE 023135AF3   2372075    2390000          XX                      1720000
DEB                     BONDS                                                  XX     35                670000

AMGEN INC               COMMON STOCK   031162100   1389177      24860          XX                        16045
                                                                               XX     35                  8815

ANADARKO PETROLEUM      COMMON STOCK   032511107    216619       5040          XX                         3736
CORP                                                                           XX     35                  1304

ANALOG DEVICES, INC.    COMMON STOCK   032654105    458545      13295          XX                        11000
                                                                               XX     35                  2295

ANALOGIC CORP           COMMON STOCK   032657207    788830      12545          XX                         8725
                                                                               XX     35                  3820

ANHEUSER BUSCH CO INC   COMMON STOCK   035229103    416901       8262          XX                         8262

APTARGROUP INC          COMMON STOCK   038336103   1758920      26280          XX                        17000
                                                                               XX     35                  9280

AUTOMATIC DATA          COMMON STOCK   053015103    662838      13695          XX                         9795
PROCESSING                                                                     XX     35                  3900

AVERY DENNISON CORP     COMMON STOCK   053611109    683405      10635          XX                         8335
                                                                               XX     35                  2300

B P PLC ADR             COMMON STOCK   055622104   2243134      34643          XX                        23548
                                                                               XX     35                 11095

BAXTER INT'L INC        COMMON STOCK   071813109    296953       5638          XX                         2000
                                                                               XX     35                  3638

BERKSHIRE HATHAWAY      CLASS B        084670207    364000        100          XX                           85
INC                                                                            XX     35                    15

BRISTOL MYERS SQUIBB CO COMMON STOCK   110122108    411431      14821          XX                        14821

C I G N A CORP          COMMON STOCK   125509109    311997       2187          XX     35                  2187

CANADIAN NATIONAL       COMMON STOCK   136375102   2026909      45920          XX                        29858
RAILWAY CO                                                                     XX     35                 16062

CATERPILLAR INC         COMMON STOCK   149123101    202699       3024          XX                         3024

CHEVRON CORP            COMMON STOCK   166764100   1138984      15400          XX                         9350

AS OF MARCH 31, 2007                                   FORM 13F                    SEC FILE # BRIAN C BRODERICK\28-11136
                                                                                                     ITEM 8:
                                                                         ITEM 6:                 VOTING AUTHORITY
                                                              ITEM 5:  INVESTMENT              -------------------------
                                        ITEM 3:    ITEM 4:   SHARES OR DISCRETION
ITEM 1:                    ITEM 2:      CUSIP    FAIR MARKET PRINCIPAL -----------  ITEM 7:    (A)      (B)      (C)
NAME OF ISSUER          TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS    SOLE    SHARED    NONE
--------------          -------------- --------- ----------- --------- --- --- --- --------    ----    ------    ----
                                                                               XX     35                6050

CHUBB CORPORATION        COMMON STOCK  171232101    333272      6450           XX                       6450

CISCO SYS INC            COMMON STOCK  17275R102    881117     34513           XX                      27663
                                                                               XX     35                6850
CITIGROUP INC            COMMON STOCK  172967101   1005443     19584           XX                        166
                                                                               XX     35               19418
CITIZENS COMMUNICATIONS  COMMON STOCK  17453B101    187802     12562           XX                      12562
CO

COCA COLA CO             COMMON STOCK  191216100    537600     11200           XX                       6250
                                                                               XX     35                4950
CONOCOPHILLIPS           COMMON STOCK  20825C104    730046     10681           XX                       9960
                                                                               XX     35                 721
E I DU PONT DE NEMOURS   COMMON STOCK  263534109    522574     10572           XX                       9372
& CO                                                                           XX     35                1200

E M C CORP               COMMON STOCK  268648102    748399     54036           XX                      40236
                                                                               XX     35               13800

AS OF MARCH 31, 2007                                  FORM 13F                    SEC FILE # BRIAN C BRODERICK\28-11136
                                                                                                    ITEM 8:
                                                                        ITEM 6:                 VOTING AUTHORITY
                                                             ITEM 5:  INVESTMENT              -------------------------
                                       ITEM 3:    ITEM 4:   SHARES OR DISCRETION
ITEM 1:                   ITEM 2:      CUSIP    FAIR MARKET PRINCIPAL -----------  ITEM 7:    (A)      (B)      (C)
NAME OF ISSUER         TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS    SOLE    SHARED    NONE
--------------         -------------- --------- ----------- --------- --- --- --- --------    ----    ------    ----
EMERSON ELECTRIC CO     COMMON STOCK  291011104   1788235     41500           XX                       28400
                                                                              XX     35                13100

ENCANA CORP             COMMON STOCK  292505104   2403761     47477           XX                       35427
                                                                              XX     35                12050

EXXON MOBIL CORP        COMMON STOCK  30231G102   6963658     92295           XX                       69993
                                                                              XX     35                22302

F P L GROUP INC         COMMON STOCK  302571104    210425      3440           XX                        3440

GENERAL ELECTRIC CO     COMMON STOCK  369604103   3177308     89856           XX                       74856
                                                                              XX     35                15000

GROUPE DANONE           SPONSORED     399449107    547409     15325           XX                        9050
                        ADR                                                   XX     35                 6275

HARTFORD FINL SVCS      COMMON STOCK  416515104    326884      3420           XX                          50
GROUP INC                                                                     XX     35                 3370

HEWLETT PACKARD CO      COMMON STOCK  428236103    475298     11841           XX                       11341
                                                                              XX     35                  500

HONEYWELL               COMMON STOCK  438516106    435543      9456           XX                        9456
INTERNATIONAL INC

ITT CORPORATION         COMMON STOCK  450911102    203278      3370           XX     35                 3370

INTEL CORPORATION       COMMON STOCK  458140100   2478406    129556           XX                      101841
                                                                              XX     35                27715

INTL BUSINESS MACHINES  COMMON STOCK  459200101    370348      3929           XX                        2529
                                                                              XX     35                 1400

INVITROGEN CORP         COMMON STOCK  46185R100    332253      5220           XX                        3420
                                                                              XX     35                 1800

JOHNSON & JOHNSON       COMMON STOCK  478160104   3857905     64021           XX                       53496
                                                                              XX     35                10525

KIMBERLY CLARK CORP     COMMON STOCK  494368103    283960      4146           XX                        4146

KOSAN BIOSCIENCES INC   COMMON STOCK  50064W107    330000     60000           XX     35                60000
(RESTRICTED)

ELI LILLY & CO.         COMMON STOCK  532457108    214840      4000           XX                        4000

LINCOLN NATL CORP IND   COMMON STOCK  534187109   1671498     24657           XX                       17580
                                                                              XX     35                 7077
MCDONALD'S CORP.        COMMON STOCK  580135101    355895      7900           XX                        7300
                                                                              XX     35                  600

MERCK & CO INC          COMMON STOCK  589331107   2375109     53772           XX                       34448

AS OF MARCH 31, 2007                                FORM 13F                    SEC FILE # BRIAN C BRODERICK\28-11136
                                                                                                  ITEM 8:
                                                                      ITEM 6:                 VOTING AUTHORITY
                                                           ITEM 5:  INVESTMENT              -------------------------
                                     ITEM 3:    ITEM 4:   SHARES OR DISCRETION
ITEM 1:                 ITEM 2:      CUSIP    FAIR MARKET PRINCIPAL -----------  ITEM 7:    (A)      (B)      (C)
NAME OF ISSUER       TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS    SOLE    SHARED    NONE
--------------       -------------- --------- ----------- --------- --- --- --- --------    ----    ------    ----
                                                                            XX     35               19324

 MICROSOFT CORP       COMMON STOCK  594918104    960818     34475           XX                      27975
                                                                            XX     35                6500

 MORGAN STANLEY       COMMON STOCK  617446448    212337      2696           XX                        636
                                                                            XX     35                2060

 NOKIA CORP ADR A     COMMON STOCK  654902204    681297     29725           XX                      21725
                                                                            XX     35                8000

 NOVARTIS AG ADR      COMMON STOCK  66987V109   1493584     27340           XX                      20340
                                                                            XX     35                7000

 NUVEEN QUALITY PFD   COMMON STOCK  67072C105    184735     12499           XX                      12499
 INCOME FD 2

 ORACLE CORP          COMMON STOCK  68389X105    411080     22674           XX                      17174
                                                                            XX     35                5500

 PEPSICO INC          COMMON STOCK  713448108    915264     14400           XX                       8450
                                                                            XX     35                5950

 PFIZER INC           COMMON STOCK  717081103    789249     31245           XX                      29945
                                                                            XX     35                1300

AS OF MARCH 31, 2007                                   FORM 13F                    SEC FILE # BRIAN C BRODERICK/28-11136
                                                                                                     ITEM 8:
                                                                         ITEM 6:                 VOTING AUTHORITY
                                                              ITEM 5:  INVESTMENT              -------------------------
                                        ITEM 3:    ITEM 4:   SHARES OR DISCRETION
ITEM 1:                    ITEM 2:      CUSIP    FAIR MARKET PRINCIPAL -----------  ITEM 7:    (A)      (B)      (C)
NAME OF ISSUER          TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS    SOLE    SHARED    NONE
--------------          -------------- --------- ----------- --------- --- --- --- --------    ----    ------    ----
PORTLAND GENERAL         COMMON STOCK  736508847     274480     9400           XX                       6400
ELECTRIC CO                                                                    XX     35                3000

PROCTER & GAMBLE CO      COMMON STOCK  742718109    3496095    55353           XX                      39748
                                                                               XX     35               15605

ROCKWELL AUTOMATION      COMMON STOCK  773903109     434896     7264           XX                       7264
INC

ROCKWELL COLLINS INC     COMMON STOCK  774341101     486180     7264           XX                       7264

S P D R TRUST            SERIES 1      78462F103     322482     2271           XX                         50
                                                                               XX     35                2221

SAN JUAN BASIN           COMMON STOCK  798241105     614178    19660           XX                      17260
ROYALTY TRUST                                                                  XX     35                2400

SIGMA ALDRICH CORP       COMMON STOCK  826552101     531456    12800           XX                      11600
                                                                               XX     35                1200

SONOSITE INC             COMMON STOCK  83568G104     339516    12014           XX                       7949
                                                                               XX     35                4065

STATE STREET CORP        COMMON STOCK  857477103     824203    12729           XX                       5527
                                                                               XX     35                7202

3COM CORP                COMMON STOCK  885535104      45161    11550           XX                       9350
                                                                               XX     35                2200

3 M COMPANY              COMMON STOCK  88579Y101    3362309    43992           XX                      34722
                                                                               XX     35                9270

UNION PACIFIC CORP       COMMON STOCK  907818108    1091663    10750           XX                       9054
                                                                               XX     35                1696

UNITED NATURAL FOODS     COMMON STOCK  911163103     291999     9530           XX                       3400
INC                                                                            XX     35                6130

V F CORP                 COMMON STOCK  918204108     475891     5760           XX                       5760

VERISIGN INC             COMMON STOCK  92343E102     283354    11280           XX                       7850
                                                                               XX     35                3430

WACHOVIA CORP 2ND NEW    COMMON STOCK  929903102     432143     7850           XX                       7850

WYETH                    COMMON STOCK  983024100     732940    14650           XX                       3150
                                                                               XX     35               11500

ZIMMER HOLDINGS INC      COMMON STOCK  98956P102     280999     3290           XX                       2390
                                                                               XX     35                 900

INGERSOLL RAND LTD CL A  COMMON STOCK  G4776G101     242872     5600           XX                       5600

AGGREGATE TOTAL                                  71,998,373